Financial Risk Management - Provision for loss allowance determined for trade receivables and contract assets (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables and contract assets
Provision for loss allowance for both trade receivable and contract assets
Financial assets		$ 112,670	$ 82,891
Trade receivables and contract assets | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets		$ (29,718)	$ (60,510)	$ (57,633)
Trade receivables and contract assets | Not due
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	[1]	0.00%	1.00%
Financial assets		$ 77,006	$ 51,684
Trade receivables and contract assets | Not due | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets		$ (152)	$ (720)
Trade receivables and contract assets | 030 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	[1]	4.00%	5.00%
Financial assets		$ 19,799	$ 13,134
Trade receivables and contract assets | 030 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets		$ (845)	$ (634)
Trade receivables and contract assets | 3060 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	[1]	17.00%	11.00%
Financial assets		$ 4,475	$ 4,528
Trade receivables and contract assets | 3060 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets		$ (945)	$ (544)
Trade receivables and contract assets | 6090 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	[1]	15.00%	14.00%
Financial assets		$ 3,754	$ 1,514
Trade receivables and contract assets | 6090 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets		$ (672)	$ (249)
Trade receivables and contract assets | 90180 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	[1]	29.00%	36.00%
Financial assets		$ 4,155	$ 2,840
Trade receivables and contract assets | 90180 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets		$ (1,660)	$ (1,606)
Trade receivables and contract assets | >180 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	[1]	88.00%	86.00%
Financial assets		$ 3,481	$ 9,191
Trade receivables and contract assets | >180 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets		(25,444)	(56,757)
Trade receivables
Provision for loss allowance for both trade receivable and contract assets
Financial assets		107,708	110,743
Trade receivables | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets		140,335	143,401
Trade receivables | Not due | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets		75,105	52,404
Trade receivables | 030 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets		20,644	13,768
Trade receivables | 3060 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets		5,420	5,072
Trade receivables | 6090 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets		4,426	1,763
Trade receivables | 90180 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets		5,815	4,446
Trade receivables | >180 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets		28,925	$ 65,948
Contract assets | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets		2,053
Contract assets | Not due | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets		$ 2,053

[1]	Average expected loss rate. As of December 31, 2022 and 2021, includes effect of Argentine customer situation as described in Note 26.a.